Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of movements of the allowance for doubtful accounts	The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Beginning balance prior to ASC 326	—	17,696	—
Impact of adoption to ASC 326	—	17,900	—
Beginning balance	14,420	35,596	121,003

Provisions	9,396	99,165	189,165
Write-offs	(6,120)	(13,758)	(17,695)
Ending balance	17,696	121,003	292,473

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 8 years
License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years
Intellectual property and others	1 to 10 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2021 were as follows:

December 31, 2021
RMB in thousands

2022	207,531
2023	148,596
2024	87,763
2025	49,981
2026 and thereafter	3,735

Total future lease payments	497,606
Impact of discounting remaining lease payments	(41,635)

Total lease liabilities	455,971

Schedule of Lease Cost

	For the Year Ended December 31,
	2020	2021

	RMB in thousands

Cash payments for operating leases	107,772	161,997
Right-of-use assets obtained in exchange for operating lease liabilities	260,867	152,481

Schedule of net revenues disaggregated by revenue sources

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Mobile games	3,597,809	4,803,382	5,090,926
Value-added services	1,641,043	3,845,663	6,934,886
Advertising	817,016	1,842,772	4,523,421
E-commerce and others	722,054	1,507,159	2,834,451

Total net revenues	6,777,922	11,998,976	19,383,684

Schedule of appropriations to general reserve funds and statutory surplus funds

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Appropriations to general reserve funds and statutory surplus funds	5,797	4,421	6,737